INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Investments

	As of December 31,
Current	2022	2021

Mutual funds (1)	47,009	27,585
Bills issued by the Treasury Department of the U.S. ("T-Bills") (2)	1,399	—
Commercial Papers (2)	—	4,996
TOTAL	48,408	32,581

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2022	2021

Contribution to funds (3)	1,513	1,027
TOTAL	1,513	1,027
(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2022 and 2021, the Company has paid 1,513 and 1,027, respectively.